Schedule of Investments (unaudited)	iShares® MSCI Spain ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 30.3%
Banco Bilbao Vizcaya Argentaria SA	9,252,482	$54,525,264
Banco Santander SA	25,268,933	75,398,309
CaixaBank SA	6,156,371	22,888,269
		152,811,842
Biotechnology — 1.5%
Grifols SA(a)	686,936	7,359,810

Construction & Engineering — 7.1%
ACS Actividades de Construccion y Servicios SA	484,639	13,755,224
Ferrovial SA	808,589	21,744,820
		35,500,044
Diversified Telecommunication Services — 8.7%
Cellnex Telecom SA(b)	627,459	21,577,385
Telefonica SA	5,906,013	22,045,239
		43,622,624
Electric Utilities — 26.9%
Acciona SA	52,079	10,186,930
Endesa SA	702,460	12,998,857
Iberdrola SA	8,768,743	99,064,128
Red Electrica Corp. SA	747,742	13,091,796
		135,341,711
Electrical Equipment — 2.2%
Siemens Gamesa Renewable Energy SA(a)	596,913	11,247,987

Gas Utilities — 4.0%
Enagas SA	530,048	9,574,051
Naturgy Energy Group SA(c)	380,323	10,693,240
		20,267,291
Independent Power and Renewable Electricity Producers — 1.0%
Corp. ACCIONA Energias Renovables SA	133,475	5,258,530

IT Services — 4.5%
Amadeus IT Group SA(a)	420,873	22,755,553
Security	Shares	Value

Oil, Gas & Consumable Fuels — 4.7%
Repsol SA	1,515,998	$23,407,497

Specialty Retail — 4.5%
Industria de Diseno Textil SA	867,048	22,633,245

Transportation Infrastructure — 3.6%
Aena SME SA(a)(b)	140,688	18,153,462

Total Long-Term Investments — 99.0%
(Cost: $657,083,472)		498,359,596

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	28,834	28,837
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	3,020,000	3,020,000

Total Short-Term Securities — 0.6%
(Cost: $3,048,829)		3,048,837

Total Investments — 99.6%
(Cost: $660,132,301)		501,408,433

Other Assets Less Liabilities — 0.4%		2,261,723

Net Assets — 100.0%		$503,670,156

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$786,458	$—		$(757,587	)(a)	$134	$(168)	$28,837	28,834	$193	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,900,000	120,000	(a)	—		—	—	3,020,000	3,020,000	22,679		—
						$134	$(168)	$3,048,837		$22,872		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Spain ETF
November 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	24	12/16/22	$2,101	$59,898

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$886,376	$(21,073	)(c)	$865,619	0.2%
	Monthly	HSBC Bank PLC(d)	02/10/23	346	32	(e)	354	0.0
	Monthly	JPMorgan Chase Bank NA(f)	02/08/23	2,115,431	73,363	(g)	2,164,421	0.4
					$52,322		$3,030,394

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(316) of net dividends and financing fees.

(e)	Amount includes $24 of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $24,373 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	45 basis points	45 basis points	40 basis points
Benchmarks:	EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Spain ETF
November 30, 2022

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Electric Utilities
Red Electrica Corp. SA	28,154	$492,933	56.9%

Gas Utilities
Enagas SA	20,633	372,686	43.1

Total Reference Entity — Long		865,619

Net Value of Reference Entity — Goldman Sachs Bank USA		$865,619

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Electric Utilities
Red Electrica Corp. SA	10	$175	49.4%
	Shares	Value	% of Basket Value
Gas Utilities
Enagas SA	10	$179	50.6

Total Reference Entity — Long		354

Net Value of Reference Entity — HSBC Bank PLC		$354

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Electric Utilities
Red Electrica Corp. SA	71,806	$1,254,945	58.0%

Gas Utilities
Enagas SA	50,725	909,476	42.0

Total Reference Entity — Long		2,164,421

Net Value of Reference Entity — JPMorgan Chase Bank NA		$2,164,421

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Spain ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$498,359,596	$—	$498,359,596
Money Market Funds	3,048,837	—	—	3,048,837
	$3,048,837	$498,359,596	$—	$501,408,433
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$59,898	$—	$59,898
Swaps	—	73,395	—	73,395
Liabilities
Swaps	—	(21,073)	—	(21,073)
	$—	$112,220	$—	$112,220

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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